Other Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Other Assets, Noncurrent [Abstract]
Deferred income taxes-noncurrent	$ 65,667	[1]	$ 64,512	[1]
Assets related to unrecognized tax benefits	25,730	[1]	25,788	[1]
Long-term advances to joint ventures	25,124	[2]	25,017	[2]
Other	43,708		39,519
Total	$ 160,229		$ 154,836

[1]	See Note 18, “Income Taxes.”
[2]	See Note 8, “Investments.”